LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED APRIL 8, 2011 TO

STATEMENTS OF ADDITIONAL INFORMATION OF THE

FUNDS LISTED IN

SCHEDULE A

The following is hereby added to the list of parties with which the Fund has ongoing arrangements to provide non-public portfolio holdings information, as appears in the section of the Statement of Additional Information titled “Disclosure of Portfolio Holdings”:

Middle Office Solutions, LLC – Information is provided daily with no time lag.

SCHEDULE A

Fund Name	Date of Statement of Additional Information
Legg Mason Partners Income Trust
Legg Mason Western Asset Adjustable Rate Income Fund	September 30, 2010
Legg Mason Western Asset Core Bond Fund	November 30, 2010
Legg Mason Western Asset Core Plus Bond Fund	November 30, 2010
Legg Mason Western Asset Corporate Bond Fund	April 30, 2010
Legg Mason Western Asset California Municipals Fund	June 28, 2010
Legg Mason Western Asset Global High Yield Bond Fund	April 30, 2010
Legg Mason Western Asset Global Inflation Management Fund	February 28, 2011
Legg Mason Western Asset Government Securities Fund	April 30, 2010
Legg Mason Western Asset High Income Fund	November 30, 2010
Legg Mason Western Asset Intermediate Maturity California Municipals Fund	March 31, 2011
Legg Mason Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2011
Legg Mason Western Asset Intermediate-Term Municipals Fund	July 29, 2010
Legg Mason Western Asset Massachusetts Municipals Fund	March 31, 2011
Legg Mason Western Asset Managed Municipals Fund	June 28, 2010
Legg Mason Western Asset Municipal High Income Fund	November 30, 2010
Legg Mason Western Asset New Jersey Municipals Fund	July 29, 2010
Legg Mason Western Asset New York Municipals Fund	July 29, 2010
Legg Mason Western Asset Oregon Municipals Fund	August 31, 2010
Legg Mason Western Asset Pennsylvania Municipals Fund	July 29, 2010
Legg Mason Western Asset Short Duration Municipal Income Fund	February 28, 2011
Legg Mason Western Asset Short-Term Bond Fund	April 30, 2010
Legg Mason Western Asset Strategic Income Fund	November 30, 2010
Western Asset Emerging Markets Debt Portfolio	June 28, 2010
Western Asset Global High Yield Bond Portfolio	June 28, 2010
Legg Mason Partners Variable Income Trust
Legg Mason Western Asset Variable Adjustable Rate Income Portfolio	April 30, 2010
Legg Mason Western Asset Variable Diversified Strategic Income Portfolio	April 30, 2010
Legg Mason Western Asset Variable Global High Yield Bond Portfolio	April 30, 2010
Legg Mason Western Asset Variable High Income Portfolio	April 30, 2010

Fund Name	Date of Statement of Additional Information
Legg Mason Western Asset Variable Money Market Portfolio	February 28, 2011
Legg Mason Western Asset Variable Strategic Bond Portfolio	April 30, 2010
Legg Mason Partners Money Market Trust
Western Asset California Municipal Money Market Fund	July 29, 2010
Western Asset California Tax Free Money Market Fund	December 31, 2010
Western Asset Connecticut Municipal Money Market Fund	December 31, 2010
Western Asset Government Money Market Fund	December 31, 2010
Western Asset Liquid Reserves	December 31, 2010
Western Asset Massachusetts Municipal Money Market Fund	August 31, 2010
Western Asset Money Market Fund	December 31, 2010
Western Asset Municipal Money Market Fund	July 29, 2010
Western Asset New York Municipal Money Market Fund	July 29, 2010
Western Asset New York Tax Free Money Market Fund	December 31, 2010
Western Asset Tax Free Reserves	December 31, 2010
Western Asset U.S. Treasury Reserves	December 31, 2010
Legg Mason Partners Institutional Trust
Legg Mason Western Asset SMASh Series C Fund	February 28, 2011
Legg Mason Western Asset SMASh Series EC Fund	February 28, 2011
Legg Mason Western Asset SMASh Series M Fund	February 28, 2011
Western Asset Institutional AMT Free Municipal Money Market Fund	August 31, 2010
Western Asset Institutional Cash Reserves	December 31, 2010
Western Asset Institutional Government Reserves	August 31, 2010
Western Asset Institutional Liquid Reserves	December 31, 2010
Western Asset Institutional Money Market Fund	August 31, 2010
Western Asset Institutional Tax Free Reserves	December 31, 2010
Western Asset Institutional U.S Treasury Reserves	December 31, 2010
Legg Mason Partners Premium Money Market Trust
Western Asset Premium Liquid Reserves	December 31, 2010
Western Asset Premium Tax Free Reserves	December 31, 2010
Western Asset Premium U.S. Treasury Reserves	December 31, 2010
Western Asset Funds, Inc.
Western Asset Absolute Return Portfolio	April 30, 2010
Western Asset Core Bond Portfolio	April 30, 2010
Western Asset Core Plus Bond Portfolio	April 30, 2010
Western Asset High Yield Portfolio	April 30, 2010
Western Asset Inflation Indexed Plus Bond Portfolio	April 30, 2010
Western Asset Intermediate Bond Portfolio	April 30, 2010
Western Asset Limited Duration Bond Portfolio	April 30, 2010
Western Asset Non-U.S. Opportunity Bond Portfolio	April 30, 2010

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